Related-party Transactions - Additional Information (Details) $ in Thousands					1 Months Ended		3 Months Ended			9 Months Ended
	Jun. 28, 2024 USD ($) shares	Apr. 16, 2024 USD ($)	Dec. 12, 2023 USD ($)	Feb. 15, 2023 USD ($)	Sep. 30, 2023 EUR (€)	Aug. 31, 2022 USD ($)	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Related Party Transaction [Line Items]
Operating lease, payments							$ 271	$ 284		$ 826	$ 815
Percentage of outstanding capital stock				5.00%
Conversion of warrants into shares of common stock | shares							19,231,301			19,231,301		403,658	436,711
2023 Convertible Notes | Hunter Ventures Limited
Related Party Transaction [Line Items]
Debt instrument issued				$ 13,000
Consulting Agreements
Related Party Transaction [Line Items]
Agreements termination date									Jun. 20, 2023
Convertible Note Agreement with RTW
Related Party Transaction [Line Items]
Principal amount		$ 48,000
Percentage of Outstanding Common Stock		5.00%
RTW Participation in Public Offering
Related Party Transaction [Line Items]
Sale of stock | shares										239,842
Aggregate purchase price										$ 300
Private Placement with RTW
Related Party Transaction [Line Items]
Conversion of warrants into shares of common stock | shares	2,260,159
Aggregate purchase price	$ 2,700
Private Placement with RTW | Series A Preferred Stock
Related Party Transaction [Line Items]
Sale of stock | shares	2,260,159
LNMP JPBC Invest
Related Party Transaction [Line Items]
Operating lease, payments						$ 100
Operating lease commencement date						Aug. 01, 2022
Operating lease end date						Jul. 31, 2025
Lease terminated date						2024-02
Operating lease start date						Aug. 01, 2022
KKG Enterprises | Consulting Agreements
Related Party Transaction [Line Items]
Payments of advisory services related to business combination									$ 200
Remus Group Management | Consulting Agreements
Related Party Transaction [Line Items]
Payments of advisory services related to business combination									$ 300
Benoit Chardon Consulting | Consulting Agreements
Related Party Transaction [Line Items]
Agreements termination date					Dec. 12, 2023
Consulting fees | €					€ 28,333.33
Benoit Chardon Consulting | Termination Agreement
Related Party Transaction [Line Items]
Termination fees			$ 200